Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (36,100,000)	$ (39,842,000)	$ (28,702,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	99,000	146,000	85,000
Gain on bargain purchase			(486,000)
Impairment of IPR&D	6,049,000
Benefit for deferred tax liability	(2,409,000)
Share-based compensation expense related to employee stock options	2,643,000	2,675,000	2,032,000
Write-off of property and equipment	36,000	6,000	0
Amortization of debt issuance costs and debt discount	1,009,000	185,000
Changes in assets and liabilities, net of effect of acquisitions:
Increase/(decrease) in prepaid expenses and other assets	363,000	13,000	(58,000)
(Decrease)/increase in accounts payable	(1,974,000)	1,230,000	406,000
(Decrease)/increase in accrued liabilities	(6,983,000)	2,638,000	2,078,000
Net cash used in operating activities	(37,267,000)	(32,949,000)	(24,645,000)
Cash flows from investing activities:
Purchases of certificates of deposit		(13,713,000)	(19,435,000)
Proceeds from maturities of certificates of deposit	15,207,000	17,024,000	16,659,000
Proceeds from sales of certificates of deposit		249,000
Purchases of property and equipment	(8,000)	(165,000)	(147,000)
Security deposit for new lease			(130,000)
Cash obtained through acquisition			3,534,000
Net cash provided by investing activities	15,199,000	3,395,000	481,000
Cash flows from financing activities:
Proceeds from borrowings under debt facility		15,000,000
Payments made on debt facility	(11,653,000)
Costs paid in connection with debt facility	(123,000)	(193,000)
Proceeds from sale of common stock	19,958,000	2,140,000	30,201,000
Proceeds from sale and exercise of warrants	473,000		6,148,000
Payments for offering costs	(1,089,000)	(142,000)	(2,058,000)
Payments for capital lease	(8,000)	(7,000)
Net cash provided by financing activities	7,558,000	16,798,000	34,291,000
Net (decrease)/increase in cash and cash equivalents	(14,510,000)	(12,756,000)	10,127,000
Cash and cash equivalents at beginning of period	23,052,000	35,808,000	25,681,000
Cash and cash equivalents at end of period	$ 8,542,000	$ 23,052,000	$ 35,808,000